Aggregate Minimum Rental Commitments Under Non-Cancelable Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Years Ending December 31,
2016	$ 28,687
2017	17,947
2018	8,871
2019	6,577
2020	5,710
Thereafter	4,453
Operating Leases, Future Minimum Payments Due, Total	$ 72,245